FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2013
Notional Amounts of Financial Instrument Liabilities with off-Balance-Sheet Credit Risk
Notional amounts of financial instrument liabilities with off-balance-sheet credit risk are as follows as of December 31:

	2013	2012
	(In Thousands)
Commitments to originate loans	$10,488	$13,459
Standby letters of credit	857	175
Unadvanced portions of loans:
Construction loans	5,456	1,778
Commercial lines of credit	14,265	11,383
Consumer	677	689
Home equity lines of credit	40,075	32,550
	$71,818	$60,034